John Deere Owner Trust 2020-B				EXHIBIT 99.3
Servicer's Certificate

$160,000,000 Class A-1 0.25062% Asset Backed Notes due July 15, 2021
$262,500,000 Class A-2 0.41% Asset Backed Notes due March 15, 2023
$262,500,000 Class A-3 0.51% Asset Backed Notes due November 15, 2024
$75,870,000 Class A-4 0.72% Asset Backed Notes due June 15, 2027
$19,513,485 Overcollateralization

Scheduled Payment Date (30/360)				15-Jan-22
Actual Payment Date (A/360)				18-Jan-22
Collection Period Begin Date				29-Nov-21
Collection Period End Date				26-Dec-21
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				34

(1)	Total Distribution Amount:			$18,851,480.40
	(a)	Total cash receipts during the month:		$18,690,335.65
	(b)	Administrative repurchases during the month:		$161,012.18
	(c)	Investment earnings on cash accounts:		$132.57
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$162,995.74
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$5,911.24
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$111,562.50
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$45,522.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$17,499,602.06
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$17,301,203.32
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	98.87%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$17,301,203.32

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$198,398.74
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	1.13%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$198,398.74

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	(d)	(i) Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii) Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:		$17,662,597.80

(6)	Reserve Account balance:
	(a)	Beginning balance:	$7,803,835.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$0.00
	(e)	Ending Balance (after giving effect to all distributions):	$7,803,835.00
	(f)	Specified Reserve Account Balance:	$7,803,835.00

(7)	Servicing Fee:		$314,233.35
	(a)	Amount of Servicing Fee earned:	$314,233.35
	(b)	Amount of Servicing Fee paid:	$314,233.35
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$874,549.25

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$359,359,778.07

	(b)	Note Value as of the end of the related Collection Period:	$357,685,085.77

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$19,513,485.00

	(d)	Number of Accounts at the end of the related Collection Period:	9,866

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$262,301,601.26
		(ii) Class A-3 Note Pool Factor:	0.9992442

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$75,870,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

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(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$82,761.03
		(ii) % of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$5,309.40
	(ii)	Cumulative amount of net losses:	$651,901.42
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.08%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.62%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	10,067
	(b)	Number of loans at the end of the period:	9,866
	(c)	Weighted average remaining term on receivables:	30.38
	(d)	Prepayment amount - monthly:	($5,715,559.11)
	(e)	Prepayment amount - life-to-date:	$119,954,814.72
	(f)	Weighted average APR of the pool assets:	2.82%
	(g)	Pool Factor:	0.45

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.62%
	(c)	Delinquency Trigger Occurred: Y/N	N

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